Note 19 Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[2]
Tax effect of foreign tax rates reconciliation [Line Items]
Tax expense (income)	[1]	€ 4,830		€ 4,003		€ 3,505
Taxation at Spanish corporation tax rate 30 percent [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		4,622		3,726		3,080
Lower effective tax rate from foreign entities [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		193		2		317
Lower effective tax rate from foreign entities [Member] | MEXICO
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (180)		€ (194)		€ (203)
Effective tax percentage on reconciliation	[3]	28.00%		27.00%		26.00%
Lower effective tax rate from foreign entities [Member] | CHILE
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (2)		€ (4)		€ (8)
Effective tax percentage on reconciliation	[3]	23.00%		11.00%		13.00%
Lower effective tax rate from foreign entities [Member] | COLOMBIA
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (1)		€ (25)		€ 24
Effective tax percentage on reconciliation	[3]	29.00%		14.00%		37.00%
Lower effective tax rate from foreign entities [Member] | PERU
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (44)		€ (55)		€ (16)
Effective tax percentage on reconciliation	[3]	23.00%		20.00%		27.00%
Lower effective tax rate from foreign entities [Member] | TURKEY
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ 498		€ 314		€ 621
Effective tax percentage on reconciliation	[3]	62.00%		57.00%		70.00%
Lower effective tax rate from foreign entities [Member] | UNITED STATES
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (14)		€ 5		€ 17
Effective tax percentage on reconciliation	[3]	26.00%		33.00%		17.00%
Lower effective tax rate from foreign entities [Member] | Other Countries [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (64)		€ (39)		€ (118)
Revenues with lower tax rate dividends capital gains [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		(44)		(26)		(25)
Equity accounted earnings [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		(14)		(8)		(6)
Other effects Reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		73	[4]	309	[4]	139
Reconciliation profit or loss before tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		15,405		12,419		10,268
Reconciliation profit or loss before tax [Member] | Profit loss before tax from continuing operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		15,405		12,419		10,268
Reconciliation profit or loss before tax [Member] | Profit loss before tax from discontinued operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		0		0		0
Reconciliation income tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		4,830		4,003		3,505	[4]
Reconciliation income tax [Member] | Discontinued operations [member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 0		€ 0		€ 0

[1]	(2) In 2024, €3,970 million and €860 million corresponded to current tax expenses and deferred tax expenses, respectively.
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(2) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
[4]	(3) Regarding 2024, it shows the net impact of several tax effects that include, among others, (i) the accounting record of the impact associated with the declaration of unconstitutionality of certain measures relating to the Spanish Corporate Income Tax introduced by Royal Decree-Law 3/2016, as well as the impact of some of the measures introduced by Law 7/2024 on Corporate Income Tax that, in particular, are aimed at reinstating the measures declared unconstitutional, (ii) the non-deductibility of the temporary taxation of credit institutions recorded for accounting purposes in the year 2024 (see Note 19.6), and (iii) the effects of the limitation of the exemption on intra-group dividends and the withholding taxes associated with them